UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-9575

MEEHAN MUTUAL FUNDS, INC.
_______________________________________________________________________

(Exact name of Registrant as Specified in Charter)

7250 Woodmont Avenue
Suite 315
Bethesda, MD  20814
(Address of Principal Executive Office) (Zip Code)
Registrant's Telephone Number, including Area Code: 1-866-884-5968

THOMAS P. MEEHAN, PRESIDENT
7250 Woodmont Avenue
Suite 315
Bethesda, MD 20814
(Name and Address of Agent for Service)

Copy to:
ROBERT J. ZUTZ, ESQ.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS

Meehan Focus Fund
Schedule of Investments (Unaudited)
January 31, 2013

Security	Share Quantity	Market Value ($)	Pct. Assets

COMMON STOCK

Consumer Discretionary
Lowe's Companies Inc.	60000	2,291,400	5.6
Tupperware Corp.	12000	914,400	2.2
Total Consumer Discretionary		3,205,800	7.8

Consumer Staples
Nestle SA ADR	12500	879,000	2.1
Procter & Gamble Co.	9000	676,440	1.6
Total Consumer Staples		1,555,440	3.7

Energy
Devon Energy Corp.	13000	743,470	1.8
ExxonMobil Corp.	24000	2,159,280	5.2
National Oilwell Varco	15000	1,112,100	2.7
Noble Corp.	17000	688,500	1.7
WPX Energy, Inc. *	23000	345,690	0.8
Total Energy		5,049,040	12.2

Financials
Aflac Inc.	26000	1,379,560	3.4
American Express Co.	20000	1,176,200	2.9
American Intl Group Inc *	18000	680,940	1.7
Berkshire Hathaway Inc. - B *	19250	1,865,903	4.5
PNC Financial Services Group	20000	1,236,000	3.0
Total Financials		6,338,603	15.5

Health Care
Becton Dickinson Co	7000	588,280	1.4
Johnson & Johnson	15000	1,108,800	2.7
Novartis AG ADR	22000	1,492,040	3.6
Pfizer Inc.	65000	1,773,200	4.3
Wellpoint Inc.	20000	1,296,400	3.2
Total Health Care		6,258,720	15.2

Industrials
3M Co.	10000	1,005,500	2.4
Automatic Data Process.	28000	1,660,120	4.0
General Electric Co.	75000	1,671,000	4.1
Johnson Controls Inc.	50000	1,554,500	3.8
Thermo Fisher Scientific Inc.	10000	721,400	1.8
United Parcel Service - B	14000	1,110,060	2.7
Total Industrials		7,722,580	18.8

Information Technology
Apple Computer Inc.	3100	1,411,461	3.4
Cisco Systems Inc.	41250	848,513	2.1
Google Inc. Cl A *	1400	1,057,966	2.6
Intel Corp.	60000	1,262,400	3.1
Microsoft Corp.	55000	1,510,850	3.7
Total Information Technology		6,091,190	14.9

Materials
Compass Minerals International	12000	864,600	2.1
Horsehead Holding Corp. *	100000	996,000	2.4
Methanex Corp.	18983	680,635	1.7
Steel Dynamics, Inc.	20000	304,200	0.7
Total Materials		2,845,435	6.9

Utilities
Exelon Corp.	15000	471,600	1.1
Total Utilities		471,600	1.1

TOTAL COMMON STOCK (Cost $28,775,243)		39,538,408	96.1

Exchange Traded Funds
WisdomTree Emerging Markets	25000	1,426,750	3.5
Total Exchange Traded Funds (Cost $1,342,238)		1,426,750	3.5

Cash and Short-Term Investments
First Western Bank Collective Asset	208,608	208,608	0.4

Total investments (Cost $30,326,089)		41,173,766	100.0
Other Assets Less Liabilities		22,266	0.0

TOTAL NET ASSETS		41,196,032	100.0

* Non-income producing investments

At January 31, 2013 unrealized appreciation of investments for tax purposes was as follows:

Appreciation	$11,050,153
Depreciation	(202,476)

Net appreciation on investments	$10,847,677

At January 31, 2013, the cost of investments for federal income tax purposes was $30,326,089.

SECURITIES VALUATION.  The Fund's securities are valued under policies approved by, and under general oversight of, the Board of Directors.  The Fund has adopted Statement of Financial Accounting Standards No. 157 which establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Portfolio securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange where they trade.  When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2013.

Description	Investments in Securities

Level 1 - Quoted prices	$40,965,157
Level 2 - Other significant observable inputs	-
Level 3 - Significant unobservable inputs	-

Total	$40,965,157

ITEM 2.  CONTROLS AND PROCEDURES

(a)     Based  on  an  evaluation  of the disclosure controls and procedures (as defined  in  Rule 30a-3(c)  under  the  Investment  Company  Act  of 1940), the President  and  the Treasurer  of Meehan Mutual Funds, Inc. have concluded that such disclosure  controls and procedures are effective as of a date within 90 days of the  filing  date  of  this  Form  N-Q.

(b)     There  was  no  change in the internal controls over financial reporting (as  defined  in  Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Meehan  Mutual  Funds,  Inc. that occurred during the most recent fiscal quarter that  has  materially affected or is reasonably likely to materially affect, its internal  controls  over  financial  reporting.

ITEM 3.  EXHIBITS

(a)     Certifications of the President and the Treasurer of Meehan Mutual Funds, Inc. as required  by  Rule  30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEEHAN MUTUAL FUNDS, INC.

Date:    March 27, 2013

/s/ Thomas P. Meehan
Thomas P. Meehan,
President

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:    March 27, 2013

/s/ Thomas P. Meehan
Thomas P. Meehan,
President

Date:    March 27, 2013

/s/ Paul P. Meehan
Paul P. Meehan,
Chief Compliance Officer and Treasurer

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